INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2018 and 2017, the Company had federal and state net operating loss carry forwards of $2,655,000 and $1,234,000, respectively that may be offset against future taxable income which will begin to expire in 2035 through 2038.

	For the Years Ended December 31,
	2018	2017
Net operating loss carry forwards	$746,028	$326,330
Depreciation	(41)	-
Valuation allowance	(745,987)	(326,330)
Net Deferred Tax Asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the statutory federal income tax to the Company's effective tax:

	For the Years Ended
	December 31,
	2018	2017
	%	%
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	8.40%	5.61%
Valuation allowance	-29.40%	-26.61%

Provision for income taxes	0.00%	0.00%